Semi-Annual Financial Statements
(Unaudited)
September 30, 1995
Wayne Hummer Income Fund
Fellow Shareholder:
I am pleased to present the semi-annual financial statements for the Wayne Hummer Income Fund for the period ended September 30, 1995.

Since our last report to shareholders the bond markets have rallied dramatically. As a result, intermediate and long-term interest rates have fallen sharply. For example, 5-year treasury notes, which were yielding over 7% at March 31, 1995, yield just 6% today. Ten-year treasuries were yielding more than 7.15% six months ago. Today, the same notes yield about one percentage point less -- just 6.17%.

Lower interest rates have impacted the Fund's portfolio of notes and bonds. Many of the Fund's holdings are higher in value as a result. For the six-month period ended September 30, 1995, the Fund's total return (dividends reinvested plus the change in share price) was 6.79%. During the same period, the Merrill Lynch Domestic Master Index* posted a return of 8.20%. We have selected this index for a benchmark comparison because it provides a good approximation of the bond market's overall performance. During the six-month period, the Fund paid $0.5057 in income dividends.

For the one-year period ended September 30, 1995, the total return of the Fund was 12.68%. During that same time period, the Merrill Lynch Domestic Master Index had a total return of 14.11%.

Although we were not expecting such a dramatic rally, the Fund's nominal performance over the recent 6-month and 1-year periods has been good. While the Fund's performance has lagged that of its benchmark index, we are pleased with the result. The Fund's primary objective is to provide a high level of current income consistent with prudent investment management. As a result, we strive to protect principal value while providing a relatively high dividend yield.

We typically position the Fund's portfolio in a somewhat defensive fashion. Usually, the Fund's average maturity is shorter than that of the benchmark index. Also, the Fund's portfolio has been heavily invested in high coupon securities. These types of issues--which often have call features prior to the stated maturity dates--provide a high level of income and often experience less price volatility than noncallable bonds. Additionally, many of the Fund's security holdings are subject to sinking funds. Sinking funds require an issuer to periodically redeem a portion of its outstanding debt. The sinking fund bonds often provide a relatively high level of income and at the same time experience less price volatility than other types of debt.

Due to our defensive investment strategies, we expect the performance of the Wayne Hummer Income Fund to lag relative to the performance of its benchmark index during periods of falling interest rates, such as we have experienced over the past several months. However, when interest rates rise we expect the performance of the Fund to be superior to that of its index.

At September 30, 1995, the SEC yield of the Fund was 6.35%. The net asset value per share was $15.17. The credit quality of the Fund's portfolio remains relatively high--approximately 27% of the portfolio is invested in U.S. Government and U.S. Government Agency securities. The average maturity of the portfolio at September 30, 1995 was 5.01 years. The average duration, which measures price volatility due to interest rate changes, was 3.7 years.

Going forward, we do not expect dramatic changes in interest rates. If rates do rise, we may lengthen the portfolio slightly to lock in higher levels of income. As always, we will continue to pursue a conservative investment strategy--keeping overall credit quality relatively high and portfolio duration moderate.

We appreciate the trust you have placed in us as we manage your funds.

Sincerely,
David Poitras
Vice President and Portfolio Manager
October 12, 1995
*The Merrill Lynch Domestic Master Index is an unmanaged index of fixed rate coupon bearing government, investment grade corporate and mortgage pass-through securities.

A Chart compares the values of an initial $10,000 investment.
Wayne Hummer Income Fund vs Merrill Lynch Domestic Master Index
                       Wayne Hummer         Merril Lynch Domestic
                       Income Value                  Master Value
Date                           Fund
11/30/92                   $10,000                       $10,000
12/31/92                   $10,035                       $10,149
1/31/93                    $10,190                       $10,342
2/28/93                    $10,395                       $10,521
3/31/93                    $10,431                       $10,572
4/30/93                    $10,487                       $10,649
5/31/93                    $10,529                       $10,658
6/30/93                    $10,737                       $10,855
7/31/93                    $10,833                       $10,918
8/31/93                    $11,049                       $11,113
9/30/93                    $11,080                       $11,155
10/31/93                   $11,150                       $11,198
11/30/93                   $11,047                       $11,105
12/31/93                   $11,044                       $11,166
1/31/94                    $11,285                       $11,314
2/28/94                    $11,084                       $11,109
3/31/94                    $10,892                       $10,857
4/30/94                    $10,782                       $10,761
5/31/94                    $10,743                       $10,763
6/30/94                    $10,722                       $10,742
7/31/94                    $10,936                       $10,940
8/31/94                    $10,932                       $10,957
9/30/94                    $10,751                       $10,803
10/31/94                   $10,733                       $10,793
11/30/94                   $10,722                       $10,768
12/31/94                   $10,835                       $10,851
1/31/95                    $10,999                       $11,062
2/28/95                    $11,231                       $11,317
3/31/95                    $11,344                       $11,393
4/30/95                    $11,434                       $11,551
5/31/95                    $11,775                       $12,004
6/30/95                    $11,865                       $12,094
7/31/95                    $11,878                       $12,068
8/31/95                    $11,979                       $12,209
9/30/95                    $12,115                       $12,327

Wayne Hummer Income Fund
                                                           Total Return
Period Ended                       Growth of         Cum.          Avg.
9/30/95                             $10,000                      Annual
-----------------------------------------------------------------------
1 Year                              $11,268        12.68%        12.68%
12/1/92 -                           $12,115        21.15%         7.01%
9/30/95

Merrill Lynch Domestic Master
                                                           Total Return
Period Ended                       Growth of         Cum.          Avg.
9/30/95                             $10,000                      Annual
-----------------------------------------------------------------------
1 Year                              $11,411        14.11%        14.11%
12/1/92 -                           $12,327        23.27%         7.67%
9/30/95

Note: Performance data quoted herein represents past performance. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments
September 30, 1995
                                                     Principal
                                                        Amount             Value
                                                    ----------        ----------
CORPORATE OBLIGATIONS (70.0%)
Airlines (4.4%)
United Air Lines, Inc., 9.76%,
due 05/27/06                                        $  987,725        $1,126,451

Banks and Finance (3.3%)
Citicorp, 9.375%, due 03/01/16                         825,000           867,331

Brokerage (3.8%)
Merrill Lynch & Co., Inc.,
  6.25%, due 05/19/03 (b)                              500,000           477,187
  7.00% due 04/27/08                                   500,000           498,715
                                                                      ----------
                                                                         975,902
Food & Beverage (1.2%)
Anheuser-Busch Companies, Inc.
  10.00%, due 07/01/18                                 280,000           299,886

Insurance (3.1%)
Old Republic International Corporation,
  10.00%, due 02/01/18                                 745,000           792,330

Machinery (6.6%)
Caterpillar Inc., 9.75%, due 06/01/19                1,000,000         1,129,150
Parker-Hannifin Corporation,
  9.75%, due 02/15/21                                  480,000           566,971
                                                                      ----------
                                                                       1,696,121
Oil & Gas (5.2%)
The Coastal Corporation
  10.00%, due 02/01/01                                 700,000           790,797
  8.125%, due 09/15/02                                 525,000           552,468
                                                                      ----------
                                                                       1,343,265
Paper and Forest Products (7.5%)
Boise Cascade Corporation,
  9.875%, due 02/15/01                               1,000,000         1,079,050
Georgia Pacific Corporation
  9.75%, due 01/15/18                                  415,000           435,335
  9.50%, due 02/15/18                                  407,000           427,301
                                                                      ----------
                                                                       1,941,686

Rail (5.5%)
Burlington Northern Railroad Co., Inc.,
  9.00%, due 04/01/16                                  824,000           864,615
Canadian Pacific Limited, 8.85%,
due 06/01/22                                           500,000           554,775
                                                                      ----------
                                                                       1,419,390
Retail (6.6%)
Dayton Hudson Corporation
  9.50%, due 10/15/16                                  209,000           219,717
  9.25%, due 11/15/16                                  354,000           372,656
  9.875%, due 06/01/17                                 393,000           418,584
May Department Stores Company,
  9.875%, due 06/01/17                                 655,000           697,660
                                                                      ----------
                                                                       1,708,617
Telecommunications (3.2%)
NYNEX Corporation, 9.55%, due 05/01/10                 730,039           834,771

Utilities (13.1%)
Commonwealth Edison Company
  8.125% due 01/15/07                                  500,000           514,530
  8.875%, due 10/01/21                                 485,000           510,632
Consolidated Natural Gas Company,
  8.625%, due 12/01/11                               1,250,000         1,326,863
Texas Utilities Company, 9.45%,
due 01/05/01                                         1,000,000         1,032,852
                                                                      ----------
                                                                       3,384,877

                                                     Principal
                                                        Amount             Value
                                                    ----------        ----------
Miscellaneous (6.5%)
CBI Industries, Inc., 6.25%,
   due 06/30/00                                     $  500,000       $   491,680
Eastman Kodak, 9.75%, due 10/01/04                     300,000           364,944
Inco Ltd., Convertible Debenture,
  7.75%, due 03/15/16                                  500,000           532,500
HCA-Hospital Corporation of America,
  11.25%, due 12/01/15                                 285,000           306,019
                                                                     -----------
                                                                       1,695,143
                                                                     -----------
TOTAL CORPORATE OBLIGATIONS (Cost: $17,907,073)                       18,085,770

MUNICIPALITY  -  TAXABLE (1.1%)
Virginia State Housing Development,
  7.95%, due 05/01/13 (Cost: $254,195)                 250,000           274,765

MORTGAGE-BACKED SECURITIES (24.1%)
Collateralized Mortgage Obligations (16.4%)
Federal Home Loan Mortgage Corporation (13.5%)
  8.50%, due 05/15/04                                  250,000           254,130
  8.50%, due 06/15/05                                  750,000           770,610
  7.50%, due 11/15/08                                  500,000           523,475
  7.50%, due 02/15/20                                  400,000           403,932
  8.00%, due 03/15/21                                1,000,000         1,028,380
  8.00%, due 04/15/22                                  500,000           521,200
                                                                     -----------
                                                                       3,501,727
Federal National Mortgage Association (2.9%)
  8.00%, due 02/25/07                                  500,000           534,820
  8.50%, due 06/25/21                                  200,000           209,344
                                                                     -----------
                                                                         744,164

Federal National Mortgage Association (4.3%)
  11.25%, due 04/01/01                                 144,328           153,606
  10.75%, due 09/01/15                                 165,661           181,379
  10.50%, due 01/01/16                                 104,530           113,900
  10.50%, due 06/01/19                                 306,719           336,888
  9.00%, due 12/01/19                                  108,877           113,624
  8.00%, due 12/01/22                                  217,012           221,994
                                                                     -----------
                                                                       1,121,391
Government National Mortgage Association (3.1%)
  9.00%, due 11/15/01                                  224,326           234,926
  8.50%, due 09/20/16                                   78,344            80,808
  8.00%, due 01/20/17                                   70,276            71,641
  8.50%, due 05/15/17                                  182,513           189,776
  9.00%, due 05/15/18                                  205,347           215,622
                                                                     -----------
                                                                         792,773
Federal Home Loan Mortgage Corporation (0.3%)
  8.75%, due 10/01/08                                   86,205            88,907
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost: $6,206,931)                    6,248,962

U.S. TREASURY NOTES (2.8%)
  6.50%, due 05/15/05 (Cost: $708,620)                 700,000           716,058
                                                                     -----------
TOTAL INVESTMENTS (Cost: $25,076,819)   (98.0%)                       25,325,555
CASH AND OTHER ASSETS, LESS LIABILITIES (2.0%)                           509,262
                                                                     -----------
NET ASSETS                           (100.0%)                        $25,834,817
                                                                     ===========

Note to Portfolio of Investments:
(a) Based on the cost of investments of $25,076,819 for federal income tax purposes at September 30, 1995, the aggregate gross unrealized appreciation was $307,681, the aggregate gross unrealized depreciation was $58,945 and the net unrealized appreciation of investments was $248,736.
(b) Floating rate security. Rate shown is the interest rate at September 30, 1995. The next interest rate change date is November 19,1995.

Wayne Hummer Income Fund
Statement of Assets and Liabilities
                                                                                    September 30,
                                                                                        1995         March 31,
                                                                                     (Unaudited)       1995
Assets
Investments, at value (Cost:  $25,076,819 and $26,516,202, respectively)             $25,325,555    $25,830,784
Other assets:
   Cash                                                                                   25,866         95,837
   Interest receivable                                                                   532,665        483,683
   Receivable for securities sold                                                            581            464
   Deferred organizational costs (net of accumulated amortization of
   $34,000 and $28,000, respectively)                                                     26,000         32,000
   Prepaid expenses                                                                          131          2,001
                                                                                    ------------   ------------
     Total assets                                                                     25,910,798     26,444,769

Liabilities and Net Assets
Organizational costs payable                                                              29,000         35,000
Dividends payable                                                                          9,430          5,547
Due to Wayne Hummer Management Company                                                    10,785         11,135
Accounts payable                                                                          26,766         40,880
                                                                                    ------------   ------------
     Total liabilities                                                                    75,981         92,562
                                                                                    ------------   ------------
Net assets applicable to 1,702,914 and 1,794,131 Shares outstanding,
   no par value, equivalent to $15.17 and $14.69 per Share, respectively             $25,834,817    $26,352,207
                                                                                    ============   ============
Analysis of Net Assets
Excess of amounts received from issuance of Shares over amounts paid
   on redemptions of Shares on account of capital                                    $26,550,997    $27,918,149
Unrealized appreciation (depreciation) of investments                                    248,736       (685,418)
Accumulated net realized loss on sales of investments                                   (964,916)      (880,524)
                                                                                    ------------   ------------
Net assets applicable to Shares outstanding                                          $25,834,817    $26,352,207
                                                                                    ============   ============
The Pricing of Shares
Net asset value, offering and redemption price per Share
   ($25,834,817 divided by 1,702,914 Shares outstanding and $26,352,207
   divided by 1,794,131 Shares outstanding)                                         $      15.17   $      14.69
                                                                                    ============   ============

Statement of Operations
                                                                   Six months ended
                                                                     September 30,   Year ended
                                                                         1995         March 31,
                                                                      (Unaudited)       1995
Investment income - interest                                          $1,039,761     $2,181,578
Expenses:
   Management fee                                                         66,607        141,795
   Custodian fees                                                          4,500         33,300
   Transfer agent fees                                                    14,600         30,689
   Professional fees                                                      10,500         18,300
   Amortization of organization costs                                      6,000         12,000
   Portfolio accounting fees                                              10,933          4,307
   Printing and reporting fees                                             4,106          3,700
   Trustee fees                                                            2,044          3,500
   Other                                                                   1,039         19,596
                                                                      ----------     ----------
   Total expenses                                                        120,329        267,187
                                                                      ----------     ----------
Net investment income                                                    919,432      1,914,391
                                                                      ----------     ----------
Net realized loss on sales of investments                                (97,749)      (895,348)
Net change in unrealized depreciation                                    934,154       (100,111)
                                                                      ----------     ----------
Net gain (loss) on investments                                           836,405       (995,459)
                                                                      ----------     ----------
Net increase in net assets resulting from operations                  $1,755,837     $  918,932
                                                                      ==========     ==========
See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                   Six months ended
                                                                     September 30,   Year ended
                                                                         1995         March 31,
                                                                      (Unaudited)       1995
Operations:
   Net investment income                                              $   919,432    $ 1,914,391
   Net realized loss on sales of investments                              (97,749)      (895,348)
   Net change in unrealized appreciation/depreciation                     934,154       (100,111)
                                                                      -----------    -----------
Net increase in net assets resulting from operations                    1,755,837        918,932

Dividends to Shareholders from:
   Net investment income                                                 (906,075)    (1,899,567)
   Net realized gain on investments                                       --              (7,233)
                                                                      -----------    -----------
Total dividends to Shareholders                                          (906,075)    (1,906,800)
Capital Share transactions:
   Proceeds from Shares sold                                            1,782,908      5,097,922
   Shares issued upon reinvestment of dividends                           684,144      1,501,837
                                                                      -----------    -----------
                                                                        2,467,052      6,599,759
   Less payments for Shares redeemed                                    3,834,204     12,911,490
                                                                      -----------    -----------
Decrease from Capital Share transactions                               (1,367,152)    (6,311,731)
                                                                      -----------    -----------
Total decrease in net assets                                            (517,390)     (7,299,599)
Net assets:
   Beginning of period                                                 26,352,207     33,651,806
                                                                      -----------    -----------
   End of period                                                      $25,834,817    $26,352,207
                                                                      ===========    ===========

Financial Highlights
(For a Share outstanding throughout each period)
                                                                   Six months ended
                                                                     September 30,   Year ended
                                                                         1995         March 31,
                                                                      (Unaudited)       1995
Net asset value, beginning of period                                   $  14.69       $  15.10
Income from investment operations:
   Net investment income                                                   0.52            0.99
   Net realized and unrealized gains (losses) on securities                0.47           (0.42)
                                                                       --------       --------
     Total from investment operations                                      0.99           0.57
Less distributions:
   Dividends from net investment income                                   (0.51)         (0.98)
   Distributions from net realized gains on securities                       --             --(b)
                                                                       --------       --------
   Total distributions                                                    (0.51)         (0.98)
                                                                       --------       --------
Net asset value, end of period                                         $  15.17       $  14.69
                                                                       ========       ========
Total Return                                                               6.79%          4.16%
Ratios and Supplementary Data
   Net assets, end of period (000's)                                    $25,835        $26,352
   Ratio of expenses to average net assets                                 0.91%(a)       0.94%
   Ratio of net investment income to average net assets                    6.94%(a)       6.70%
   Portfolio turnover rate                                                   47%(a)         32%

Notes to Financial Highlights:
(a) Determined on an annualized basis.
(b) Less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
Organization:
Wayne Hummer Investment Trust (the "Trust"), formerly named Wayne Hummer Growth Fund Trust, is organized as an unincorporated business trust under the laws of Massachusetts. The Trust consists of two investment portfolios, the Wayne Hummer Income Fund (the "Fund") and the Wayne Hummer Growth Fund, each operating as a separate mutual fund. The Fund commenced investment operations on December 1, 1992, and may issue an unlimited number of full and fractional units of beneficial interest (Shares) without par value.

1. Significant Accounting Policies Security Valuation
Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities for which no market quotations are available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having a remaining maturity of less than 60 days are valued at cost (or, if purchased more than 60 days prior to maturity, the value on the 61st day prior to maturity) adjusted for amortization of premiums and accretion of discounts.

Security Transactions and Investment Income
Security transactions are accounted for on the trade date. Interest income is determined on an accrual basis, adjusted for amortization of premiums and accretion of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Costs
Certain organizational costs are reimbursable by the Fund to Wayne Hummer Management Company, the Fund's Investment Adviser. The costs are being amortized on the straight-line method and repaid quarterly over a five-year period.

2. Fund Share Valuation and Dividends to Shareholders
Fund Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share is determined on each day the New York Stock Exchange is open for trading as of the close of trading on the Exchange and at 3:00 p.m. Chicago time on each other day during which there is a sufficient degree of trading in securities of the Fund's portfolio so as to affect materially the net asset value of the Shares by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Dividends from net investment income are declared and distributed monthly. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a Shareholder requests payment in cash.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to differing treatments for mortgage-backed securities.

3. Federal Income Taxes
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax provision is required.

The accumulated net realized loss on sales of investment for federal income tax purposes at March 31, 1995, amounting to $880,524, is available to offset future capital gains. If not applied, the loss carry forward is taxable in 2003.

4. Transactions with Affiliates
The Fund has an Investment Advisory and Management Agreement with Wayne Hummer Management Company ("Investment Adviser"). The shareholders of the Investment Adviser are the general partners of Wayne Hummer & Co. ("Distributor and Shareholder Service Agent"). For advisory and management services and facilities furnished, the Fund pays fees of .50 of 1% of the first $100 million of average daily net assets, .40 of 1% of the next $150 million and
 .30 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed the lesser of (1) 1.50% of the average daily net assets of the Fund or (2) the expense limitations applicable to the Fund imposed by any state in which the Fund's Shares are sold. During the period ended September 30, 1995 and the year ended March 31, 1995, the Fund incurred management fees of $66,607 and $141,795, respectively.

For portfolio accounting services, the Fund pays the Investment Adviser a fee based on the level of average daily net assets plus out-of-pocket expenses.

Wayne Hummer & Co. serves as Distributor and Shareholder Service Agent without compensation from the Fund.

Certain trustees of the Fund are also officers or directors of the Investment Adviser or partners of the Distributor and Shareholder Service Agent. During the period ended September 30, 1995 and the year ended March 31, 1995, the Fund made no direct payments to its officers and incurred trustee fees for its unaffiliated trustees of $2,044 and $3,500, respectively.

5. Investment Transactions
Investment transactions (excluding money market instruments)  are as follows:
                                                              Six months ended       Year ended
                                                             September 30, 1995    March 31, 1995
Purchases                                                        $6,181,301          $ 8,426,138
Proceeds from sales and maturities                               $6,008,209          $12,624,299

6. Fund Share Transactions
Proceeds and payments on Fund Shares as shown in the Statement of Changes in Net
Assets are in respect of the following number of shares:
                                                              Six months ended       Year ended
                                                             September 30, 1995    March 31, 1995
Shares sold                                                        118,406             348,438
Shares issued upon reinvestment of dividends                        45,509             103,071
                                                                  --------            --------
                                                                   163,915             451,509
Shares redeemed                                                   (255,132)           (886,403)
                                                                  --------            --------
Net decrease in Shares outstanding                                 (91,217)           (434,894)
                                                                  ========            ========

Board of Trustees
Philip M. Burno
Chairman
Steven R. Becker
Charles V. Doherty
Joel D. Gingiss
Patrick B. Long
Eustace K. Shaw

This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust

Wayne Hummer & Co.
Serving Investors Since 1931

300 South Wacker
Chicago, Illinois
60606

1.800.621.4477 (toll-free)
(312) 431.1700 (local)

200 E. Washington Street
Appleton, Wisconsin
54911

1.800.678.0833 (toll-free)
(414) 734.1474 (local)